LEASES - Supplemental consolidated balance sheet information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Lessee Disclosure [Abstract]
Right-of-use assets	¥ 819	$ 119	¥ 777
Current lease liabilities included within Other payables and accruals	274		363
Long-term lease liabilities	534	$ 77	400
Total lease liabilities	¥ 808		¥ 763
Weighted average remaining lease term	5 years	5 years	2 years
Weighted average discount rate	4.40%	4.40%	5.40%